                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-54047


              SUPPLEMENT DATED AUGUST 14, 2002 TO THE PROSPECTUS OF
               MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
                                 CLASS X SHARES
                                DATED MAY 1, 2002


Effective September 30, 2002, the paragraph pertaining to the Balanced Growth Portfolio of the Fund in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is deleted and replaced by the following paragraph:

         THE BALANCED GROWTH PORTFOLIO--The equity portion of the Portfolio is managed by the Equity Income team. Current members of the Equity Income team include James Gilligan, a Managing Director of the Investment Manager, Catherine Avery, a Vice President of the Investment Manager, James Roeder, a Vice President of the Investment Manager, and
         Vincent E. Vizachero, an Associate of the Investment Manager. The fixed-income portion of the Portfolio is managed by the Taxable Fixed-Income team. Paul F. O'Brien, an Executive Director of the Investment Manager, is a current member of the team.

              SUPPLEMENT DATED AUGUST 14, 2002 TO THE PROSPECTUS OF
               MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
                                 CLASS Y SHARES
                                DATED MAY 1, 2002


Effective September 30, 2002, the paragraph pertaining to the Balanced Growth Portfolio of the Fund in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is deleted and replaced by the following paragraph:

         THE BALANCED GROWTH PORTFOLIO--The equity portion of the Portfolio is managed by the Equity Income team. Current members of the Equity Income team include James Gilligan, a Managing Director of the Investment Manager, Catherine Avery, a Vice President of the Investment Manager, James Roeder, a Vice President of the Investment Manager, and
         Vincent E. Vizachero, an Associate of the Investment Manager. The fixed-income portion of the Portfolio is managed by the Taxable Fixed-Income team. Paul F. O'Brien, an Executive Director of the Investment Manager, is a current member of the team.